Related Party Balances and Transactions (Details) - Schedule of due to related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 6,108,866	$ 294,344
Mr. Zuojie Dai [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Manager of MingZhu Pengcheng
Nature	Advances for operational purpose
Due to related parties	$ 75,180	81,375
Exquisite Elite Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Shareholder
Nature	Advances to payment of professional fee
Due to related parties		14,479
MingZhu Logistics [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Mr. Jinlong Yang’s family member as sole shareholder
Nature	Lending with no interests
Due to related parties		198,490
Mr. Jingwei Zhang [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Chief Financial Officer
Nature	Advances for operational purpose
Due to related parties	$ 75,021
Lihui Wang [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Nature	Advances for operational purpose
Due to related parties	$ 1,552,720
Xiangyin Guo [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Nature	Advances for operational purpose
Due to related parties	$ 4,405,945